Vanguard Energy Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)
United States (39.9%)
Electric Utilities (5.5%)
Exelon Corp.	2,753,029	102,082
Duke Energy Corp.	991,173	83,913
Avangrid Inc.	1,267,851	54,518
Edison International	269,648	15,831
		256,344
Energy Equipment & Services (2.0%)
Schlumberger Ltd.	5,436,245	91,437
Halliburton Co.	91,210	958
Baker Hughes Co. Class A	5,800	81
		92,476
Oil, Gas & Consumable Fuels (32.1%)
Integrated Oil & Gas (8.1%)
Chevron Corp.	2,501,943	230,179
Exxon Mobil Corp.	3,128,641	145,388
Occidental Petroleum Corp.	34,412	571

Oil & Gas Exploration & Production (16.1%)
ConocoPhillips	4,178,194	175,902
Pioneer Natural Resources Co.	1,415,795	126,445
Diamondback Energy Inc.	2,122,221	92,401
EOG Resources Inc.	1,705,500	81,028
* Hess Corp.	1,664,532	80,963
Concho Resources Inc.	1,222,728	69,353
Cabot Oil & Gas Corp.	3,076,623	66,516
Noble Energy Inc.	3,125,443	30,661
Viper Energy Partners LP	1,880,618	17,452
Apache Corp.	69,481	909
Devon Energy Corp.	31,489	393
^ Continental Resources Inc.	12,367	203
Ovintiv Inc.	1	—

Oil & Gas Refining & Marketing (5.4%)
Marathon Petroleum Corp.	4,944,938	158,634
Valero Energy Corp.	1,405,104	89,013
Phillips 66	37,863	2,770
HollyFrontier Corp.	19,273	637

Oil & Gas Storage & Transportation (2.5%)
Williams Cos. Inc.	5,547,252	107,450
Kinder Morgan Inc.	290,316	4,422
Cheniere Energy Inc.	23,557	1,100

ONEOK Inc.	28,862	864

		1,483,254
Other (0.3%)
1 Vanguard Energy ETF	253,000	12,784

Total United States		1,844,858
International (56.7%)
Australia (0.1%)
APA Group	201,144	1,421
Beach Energy Ltd.	1,277,459	1,245
Santos Ltd.	265,399	844
Woodside Petroleum Ltd.	45,580	653
		4,163
Austria (0.8%)
OMV AG	1,126,254	36,774

Brazil (0.7%)
Petroleo Brasileiro SA ADR	4,082,233	28,208
Petroleo Brasileiro SA Preference Shares	934,894	3,103
Petroleo Brasileiro SA	410,501	1,408
Cosan SA	80,580	894
Petrobras Distribuidora SA		—
		33,613
Canada (8.4%)
Enbridge Inc. (XTSE)	4,762,786	145,934
TC Energy Corp. (XNYS)	2,793,174	129,492
Enbridge Inc. (XNYS)	1,202,816	36,902
* Parex Resources Inc.	3,351,159	36,739
TC Energy Corp. (XTSE)	725,862	33,405
Suncor Energy Inc.	138,624	2,472
Canadian Natural Resources Ltd.	145,010	2,428
Imperial Oil Ltd.	53,015	857
Pembina Pipeline Corp.	25,145	577
		388,806
China (3.0%)
CNOOC Ltd. ADR	818,907	92,021
ENN Energy Holdings Ltd.	2,743,800	30,929
CNOOC Ltd.	4,131,974	4,568
China Oilfield Services Ltd. Class H	4,424,000	3,446
Kunlun Energy Co. Ltd.	2,378,000	1,549
China Longyuan Power Group Corp. Ltd. Class H	2,571,000	1,285
CIMC Enric Holdings Ltd.	2,390,000	1,112
Xinyi Solar Holdings Ltd.	1,209,000	767
China Petroleum & Chemical Corp. Class H	1,104,485	551
		136,228

Colombia (0.0%)
Ecopetrol SA ADR	131,056	1,370

Denmark (0.0%)
Vestas Wind Systems A/S	10,659	915

Finland (0.0%)
Neste Oyj	15,771	557

France (9.0%)
Total SA ADR	6,253,571	219,813
Total SA	3,575,312	126,897
Engie SA	6,476,121	70,263
		416,973
Greece (0.1%)
Hellenic Petroleum SA	186,762	1,240
Motor Oil Hellas Corinth Refineries SA	65,045	964
		2,204
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	162,817	1,031

India (3.6%)
Reliance Industries Ltd.	5,783,481	112,448
Power Grid Corp. of India Ltd.	22,300,536	47,797
Oil & Natural Gas Corp. Ltd.	1,482,326	1,569
Oil India Ltd.	903,696	1,180
Hindustan Petroleum Corp. Ltd.	277,730	811
Bharat Petroleum Corp. Ltd.	156,598	766
GAIL India Ltd.	234,476	297
		164,868
Israel (0.0%)
Oil Refineries Ltd.	3,862,602	1,067
* Paz Oil Co. Ltd.	2,834	247
Delek Group Ltd.	2,975	136
		1,450
Italy (4.6%)
^ Eni SPA ADR	4,446,080	83,497
Enel SPA	6,838,867	46,713
Tenaris SA	5,845,689	40,447
Tenaris SA ADR	1,626,565	22,252
Eni SPA	1,751,471	16,685
* Saipem SPA	486,125	1,248
Snam SPA	26,389	118
		210,960
Japan (0.1%)
JXTG Holdings Inc.	679,100	2,408
Inpex Corp.	273,700	1,767
^ Cosmo Energy Holdings Co. Ltd.	86,300	1,296
Japan Petroleum Exploration Co. Ltd.	65,200	1,120
		6,591
Norway (2.0%)
Equinor ASA	5,257,619	72,801
Equinor ASA ADR	1,443,408	19,602
Aker BP ASA	51,519	846

93,249

Poland (0.0%)
Grupa Lotos SA	49,615	753
Polski Koncern Naftowy ORLEN SA	22,869	347
		1,100
Portugal (1.5%)
Galp Energia SGPS SA	6,091,575	70,304

Russia (4.5%)
Lukoil PJSC ADR	1,785,851	116,505
Gazprom PJSC ADR	15,781,557	79,917
Gazprom PJSC	1,762,281	4,481
Rosneft Oil Co. PJSC	387,655	1,740
Lukoil PJSC	23,865	1,540
AK Transneft OAO Preference Shares	804	1,475
Surgutneftegas PJSC	2,455,421	1,219
Surgutneftegas OAO Preference Shares	1,938,125	948
Tatneft PJSC ADR	12,925	576
Novatek PJSC GDR	4,101	575
Tatneft PJSC	50,920	375
Tatneft PAO Preference Shares	18,838	129
		209,480
South Korea (0.0%)
GS Holdings Corp.	33,365	1,050

Spain (3.0%)
* Iberdrola SA	7,637,133	75,973
* Repsol SA	7,066,603	64,143
Enagas SA	5,667	132
		140,248
Sweden (0.7%)
Lundin Energy AB	1,199,013	30,849

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	568,900	1,468
PTT PCL (Foreign)	703,000	768
		2,236
Turkey (0.1%)
* Tupras Turkiye Petrol Rafinerileri AS	98,873	1,284
KOC Holding AS	580,445	1,274
		2,558
United Kingdom (14.4%)
BP plc ADR	7,633,963	181,688
^ Royal Dutch Shell plc ADR	4,564,897	151,235
BP plc	36,903,039	145,415
Royal Dutch Shell plc Class A (XLON)	6,607,711	108,792
National Grid plc	5,417,136	63,483
Royal Dutch Shell plc Class B	546,265	8,745
Royal Dutch Shell plc Class A (XAMS)	212,482	3,552
John Wood Group plc	417,553	1,057
Petrofac Ltd.	308,868	764
		664,731
Total International		2,622,308
Total Common Stocks (Cost $4,973,717)		4,467,166

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (7.3%)
Money Market Fund (5.8%)
2,3 Vanguard Market Liquidity Fund		0.522%		2,672,394	267,239

				Face
				Amount
				($000)
Repurchase Agreements (1.4%)
	RBS Securities, Inc. 0.020%, 5/1/20 (Dated
	4/30/20, Repurchase Value $40,800,000,
	collateralized by U.S. Treasury Note/Bond
	1.750%-4.250%, 7/31/24-11/15/40, with a
	value of $41,616,000)			40,800	40,800
	Societe Generale 0.030%, 5/1/20 (Dated
	4/30/20, Repurchase Value $23,900,000,
	collateralized by Federal National Mortgage
	4.000%-4.500%, 5/1/47-12/1/47,
	Government National Mortgage Assn.
	2.500%-3.125%,12/20/26-4/20/50 and U.S.
	Treasury Note/Bond 0.000%-4.375%,
	6/16/20-5/15/40, with a value of
	$24,378,000)			23,900	23,900
					64,700
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.100%-0.135%	7/14/20	1,380	1,380
4	United States Treasury Bill	1.551%	5/14/20	3,000	3,000
4	United States Treasury Bill	1.551%	5/21/20	2,500	2,500
					6,880
Total Temporary Cash Investments (Cost $338,666)					338,819
Total Investments (103.9%) (Cost $5,312,383)					4,805,985
Other Assets and Liabilities -Net (-3.9%)3,4					(181,840)
Net Assets (100%)					4,624,145
	Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,123,000.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $175,335,000 was received for securities on loan.
4 Securities with a value of $6,853,000 and cash of $1,423,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	692	100,423	5,050
E-mini S&P Energy Select Sector Index	June 2020	26	1,024	189
				5,239

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuatio n date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Energy Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	1,839,744	5,114	—	1,844,858
Common Stocks—International	1,214,092	1,408,216	—	2,622,308
Temporary Cash Investments	267,239	71,580	—	338,819
Total	3,321,075	1,484,910	—	4,805,985
Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Liabilities
Futures Contracts[1]	1,315	—	—	1,315
1 Represents variation margin on the last day of the reporting period.

Energy Fund

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2020		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	18,183	—	—	—	(5,399)	170	—	12,784
Vanguard Market
Liquidity Fund	105,830	NA [1]	NA [1]	(98)	139	273	—	267,239
Total	124,013	—	—	(98)	(5,260)	443	—	280,023
1 Not applicable—purchases and sales are for temporary cash investment purposes.